Income Tax Provision - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) agreement	Dec. 31, 2018 USD ($)	Jun. 08, 2020 USD ($)
Income Tax Contingency [Line Items]
Number of subsidiaries, corporations | segment	2		2
Income tax benefit	$ 12.9	$ 1.4	$ 13.3	$ 4.7
Effective income tax rate	17.60%
Deferred tax asset position from outside differences in partnership subsidiaries							$ 211.9
Tax benefits realized which must be paid (as a percent)			85.00%
Expected benefit from remaining cash savings (as a percent)			15.00%
Projected obligations under Tax Receivable Agreements	$ 109.4		$ 109.4
Outside basis differences in partnership subsidiaries
Income Tax Contingency [Line Items]
Valuation allowance							276.0
Outside basis in corporate stock of wholly owned subsidiary
Income Tax Contingency [Line Items]
Valuation allowance							$ 119.0
DiscoverOrg Holdings
Income Tax Contingency [Line Items]
Number of subsidiaries, corporations | agreement					2
Income tax benefit					$ 6.5	$ 2.9
Effective income tax rate					7.70%	9.10%
Valuation allowance					$ 2.2	$ 0.0
DiscoverOrg Holdings | Foreign Tax Authority
Income Tax Contingency [Line Items]
NOL carryforward					13.5
DiscoverOrg Holdings | Foreign Tax Authority | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Federal and state research and development credit carryforwards	0.4		0.4
DiscoverOrg Holdings | State and Local Jurisdiction
Income Tax Contingency [Line Items]
NOL carryforward					$ 34.6
DiscoverOrg Holdings | State and Local Jurisdiction | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Federal and state research and development credit carryforwards	$ 1.1		$ 1.1